Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2022
Accumulated deficit	$ 4,381	$ 5,479,806	$ 4,300,492		$ 4,300,492	$ 4,381
Net losses	4,381	(120,269)		$ 253,536	(398,639)
Cash used in operating activities	5,995	599,818		692,485	1,311,310
Conduit Pharmaceuticals Ltd [Member]
Accumulated deficit		12,929,000	10,764,000		10,764,000
Net losses		2,165,000		307,000
Cash used in operating activities		1,969,000		$ 788,000
Private placement aggregated amount, common stock
Description of emerging growth company status		the surviving company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering, (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period.
Conduit Pharmaceuticals Ltd [Member] | Related Party [Member]
Related party principal amount		$ 600,000
Related party allowance		$ 600,000
Conduit Pharmaceuticals Ltd [Member] | Convertible Notes Payable [Member]
Convertible notes			3,700,000		3,700,000
Convertible notes issued			1,800,000
Conduit Pharmaceuticals Ltd [Member] | Convertible Notes Payable [Member] | Private Placement [Member]
Private placement aggregated amount, common stock							$ 27,000,000
Conduit Pharmaceuticals Limited [Member]
Accumulated deficit	5,877,000		10,764,000		10,764,000	5,877,000
Net losses					4,887,000	3,657,000
Cash used in operating activities					2,266,000	2,151,000
Private placement aggregated amount, common stock
Description of emerging growth company status					the surviving company will remain an emerging growth company, as defined by the Jumpstart Our Business Startups act of 2012, until the earliest of (i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering, (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period
Conduit Pharmaceuticals Limited [Member] | Related Party [Member]
Related party principal amount					$ 300,000
Related party allowance			300,000		300,000
Conduit Pharmaceuticals Limited [Member] | Private Placement [Member]
Private placement aggregated amount, common stock							$ 27,000,000
Conduit Pharmaceuticals Limited [Member] | Convertible Notes Payable [Member]
Convertible notes			3,600,000		$ 3,600,000
Convertible notes issued			$ 1,800,000